Organization and Business Operations (Details) - USD ($)	1 Months Ended	7 Months Ended
	Sep. 24, 2020	Dec. 31, 2020	Jun. 04, 2020
Organization and Business Operations (Details) [Line Items]
Proceeds from issuance initial public offering		$ 345,000,000
Common stock business combination redeem percentage		100.00%
Common stock redeem percentage		100.00%
Net tangible assets		$ 5,000,001
Dissolution expenses		100,000
Operating bank accounts		1,121,103
Working capital of approximately		1,194,956
Interest earned on Trust Account		82,119
Offering costs paid by sponsor in exchange for founder shares		25,000
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock public offering (in Shares)	5,933,334
Proceeds from Issuance of underwriters (in Shares)	8,900,000
Amount of loans to the company by sponsor		$ 300,000
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Public offering excercise share units (in Shares)	4,500,000